LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Reverse repurchase agreements (1)	R$ 186,599,349	R$ 109,054,313
Loans to financial institutions	18,504,300	13,462,268
Expected credit loss	(990)	(28,252)
Total	R$ 205,102,659	R$ 122,488,329